Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Consolidation, Policy [Policy Text Block]
(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Group and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Use of Estimates, Policy [Policy Text Block]
(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, impairment of long-lived assets, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Liquidity Disclosure [Policy Text Block]
(d) Going concern

Although the Group experienced an operating loss and negative cash flows from operations in the year ended December 31, 2016 and had accumulated deficits as of that date, the Group had improved liquidity position by selling non-core assets and investments. Furthermore, the Group is continually focused on saving cost in all business scope, as well as Group management level, including reducing HC, shifting of service vendor and etc. As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(e) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•                             Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•                             Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•                             Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, convertible loan receivable, available-for-sale securities, accounts payable and long-term debt. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable and accounts payable, the carrying amounts of these financial instruments as of December 31, 2015 and 2016 were considered representative of their fair values due to their short-term nature. The marketable securities are carried at fair values. The carrying values of long-term debt and convertible loan receivable approximate their fair values as the impacts to discount the long-term debt and convertible loan receivable with a market based interest rate are insignificant.

Cash and Cash Equivalents, Policy [Policy Text Block]
(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased. At December 31, 2015 and 2016, cash equivalents were comprised of investments in time deposits and money market funds stated at cost plus accrued interests totaling to $6.9 million and $7.5 million, respectively.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 65,663,822 ($10,112,083) and RMB 133,023,148 ($19,175,890) as of December 31, 2015 and 2016, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(g) Restricted cash

Under third-party bank channel sales arrangements, the Group is required to maintain certain cash balances in the banks. These balances related to the third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $126,278 and $72,077 as of December 31, 2015 and 2016, respectively.

Inventory, Policy [Policy Text Block]
(h) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated market value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
(i) Available for sale securities

The Group invests in marketable equity securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities in investment securities. The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders' equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values. The Group recorded no impairments of available-for-sale securities for the years ended December 31, 2015 and 2016.

Land Use Rights [Policy Text Block]
(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over 50 years’ useful life of the right.

Property, Plant and Equipment, Policy [Policy Text Block]
(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Buildings	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery	10 years
Information Technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	3-4 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Long Lived Assets, Held For Sale [Policy Text Block]
(m) Held-for-sale assets

Assets are classified as held-for-sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When a long-lived asset classified as held-for-sale shall be measured at the lower of its carrying amount or fair value less cost to sell. An impairment test is required and an impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

During 2015, the Group classified certain real estate properties of $3,808,471 as held-for-sale at the time management of the Group committed to a plan to sell these properties to third parties. The Group has entered into sale agreements for a total cash consideration of approximately $11.3 million. The sales were subsequently completed in early 2016.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(n) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment In Affiliates [Policy Text Block]
(o) Investment in affiliates

Affiliated companies are entities which the Group owes equity interest in common stock or in-substance common stock, over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

The affiliated companies in which the Group has non-significant influence are accounted for using cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. A series of operating losses of the investee or other factors may indicate that a decrease in value of the investment has occurred which is other-than-temporary and should accordingly be recognized.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Group evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

Convertible loan [Policy Text Block]
(p) Convertible loan receivable

The amounts shown as convertible loan receivable in the consolidated balance sheet as at December 31, 2015 and 2016 represent a loan receivable from a third party (the “borrower”), net of provision for credit losses, if any. Interest income derived from the loan is recognized as incurred. For the option to convert, all or any part of the outstanding principles and unpaid accrued interest may be converted, in a single tranche, at the option of the Group (the “lender”) at any time prior to the maturity date of the loan, into such amount of equity interest in the borrower that represents a percentage of equity ownership obtained by dividing the aggregate outstanding principal and unpaid accrued interest on the Note on the date of conversion, by RMB 100,000,000. The Group has evaluated the conversion feature and believes it is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the Group with means to net settle the contracts in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. At each balance sheet date, amounts due under the aforementioned loan agreement are assessed for purposes of determining the appropriate provision for credit losses. In order to estimate the allowance for credit losses, the Group assesses at each period end the ability of the Borrower to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of the Borrower and historical losses, if any, and any other risks/factors that may affect its future financial condition and its ability to meet its obligations.

Revenue Recognition, Policy [Policy Text Block]
(q) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through our outbound marketing platforms (which until early 2015 included TV direct sales, or informercials) and our Internet sales platform. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products through our outbound marketing platforms. The Group relies on Yuantong, a local delivery company to provide the Group data as to their successful deliveries for the Group’s direct sales products through our Internet sales platforms. EMS and local delivery companies regularly report product delivery information. In 2014, 2015 and 2016, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to three weeks for EMS to return the undelivered products to the Group whereas it generally takes approximately seven days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Historically, some distributors are given customary credit terms based on the creditworthiness. Starting from 2016, the Group stopped granting credit terms to distributors.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $199,721, $106,962 and $ 75,395 for the years ended December 31, 2014, 2015 and 2016, respectively. Before subtracting sales taxes, gross direct sales revenues were $45,361,639, $19,458,752 and $ 13,879,824 and gross distribution sales revenues were $49,592,804, $28,193,821 and $ 10,723,447 for the years ended December 31, 2014, 2015 and 2016, respectively.

Advertising Costs, Policy [Policy Text Block]
(r) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown. In the first quarter of 2015, the Group decided to stop purchasing TV advertising time. The advertising expenses were $16,232,840, $2,203,996 and $23,701 for the years ended December 31, 2014, 2015 and 2016, respectively. The significant decrease in advertising expenses was associated with our exit from TV direct sales in early 2015.

Shipping and Handling Cost, Policy [Policy Text Block]
(s) Shipping and handling costs

The Group records costs incurred for outbound shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $4,902,307, $2,059,934 and $1,158,019 for the years ended December 31, 2014, 2015 and 2016, respectively.

Lease, Policy [Policy Text Block]
(t) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Government Subsidies [Policy Text Block]
(u) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2014, 2015 and 2016 were $829,238, $201,168 and $66,648, respectively.

Income Tax, Policy [Policy Text Block]
(v) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(w) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, and Bright Rainbow are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated gains (losses) through foreign currency transactions in 2014, 2015 and 2016 were $(31,847), $(687,163) and $(380,350), respectively.

Concentration Risk Credit Risk [Policy Text Block]
(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, notes receivable and convertible loan. All of the Group’s cash and cash equivalents and restricted cash are held with large state-owned financial institutions. The Group engages delivery companies, mainly EMS express, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. The Group evaluated its credit risk with the convertible loan by performing ongoing evaluation on the borrower’s financial condition. The loan agreement has a personal guarantee from Mr. Robert W. Roche, Acorn’s co-founder and current executive chairman and CEO, and pledged with the equity of the borrower.

As of December 31, 2015 and 2016, no accounts receivables from a single delivery company were more than 10% of the total accounts receivables.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(y) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. For performance-based awards, the Group uses graded vesting when the performance condition is considered probable. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

Earnings Per Share, Policy [Policy Text Block]
(z) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Noncontrolling Interest [Policy Text Block]
(aa) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

New Accounting Pronouncements, Policy [Policy Text Block]
(ab) Recently issued accounting pronouncements

Revenue from Contracts with Customers. In May 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard update on revenue recognition that will be applied to all contracts with customers. The update requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. It also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued ASU No. 2015-14, deferring the effective date for ASU 2014-09 by one year, and thus, the new standard will be effective for fiscal years beginning after December 15, 2017, with early application permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The guidance allows for either a full retrospective or a modified retrospective transition method. The Group continues to evaluate the effect of these accounting pronouncements on its financial statements and will adopt this new guidance on January 1, 2018 using the modified retrospective application method.

Financial Instruments. In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01), which requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. The ASU also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Entities will have to assess the realizability of such deferred tax assets in combination with the entities other deferred tax assets. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017 and for interim periods within that reporting period. The Company is currently evaluating the impact of its pending adoption of ASU 2016-01 on its consolidated financial statements.

Leases. In February 2016, the FASB issued ASU No. 2016-02, Leases (ASU 2016-02), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early application permitted. Upon adoption, lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company is currently evaluating the impact of its pending adoption of ASU 2016-02 on its consolidated financial statements.

Investments. In March 2016, the FASB issued ASU No. 2016-07, Investments – Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting (ASU 2016-07), which requires the equity method investor to add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment qualifies for equity method accounting. ASU 2016-07 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years with early application permitted. The Company is not expecting any material impact from its adoption of ASU 2016-07 on its consolidated financial statements.

Stock Compensation. In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting (ASU 2016-09), which is intended to simplify several aspects of the accounting for share-based payment award transactions. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods. The Company will adopt this guidance in the first quarter of 2017 and will elect to continue to estimate forfeitures expected to occur to determine the amount of compensation cost to be recognized in each period. In the first quarter of 2017 the Company will record a $95 million cumulative-effect adjustment increase in retained earnings and an offsetting increase in deferred tax assets for previously unrecognized excess tax benefits that existed as of December 31, 2016. Since substantially all of the Company’s U.S. and foreign deferred tax assets, net of deferred tax liabilities, are subject to a valuation allowance and the realization of these assets is not more likely than not to be achieved, the Company will record a $95 million valuation allowance against these deferred tax assets with an offsetting decrease in retained earnings. The Company will elect to report cash flows related to excess tax benefits on a prospective basis. The presentation requirement for cash flows related to employee taxes paid for withheld shares will not impact the statements of cash flows since such cash flows have historically been presented as a financing activity.

Financial Instruments. In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (ASU 2016-13). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently evaluating the timing of adoption and impact of this new standard on its consolidated financial statements.

Statement of Cash Flows. In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which is intended to reduce the existing diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years with early adoption permitted, provided that all of the amendments are adopted in the same period. The Company is currently evaluating the impact of its pending adoption of ASU 2016-15 on its consolidated financial statements.

Income Taxes. In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory (ASU 2016-16), which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This amends current GAAP which prohibits recognition of current and deferred income taxes for all types of intra-entity asset transfers until the asset has been sold to an outside party. ASU 2016-16 is effective for fiscal years beginning after December 15, 2017, including interim periods therein with early application permitted. Upon adoption, the Company must apply a modified retrospective transition approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, as well as its planned adoption date.